BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
BASIC AND DILUTED NET LOSS PER SHARE [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE

NOTE 11:-  BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2013	2014	2015
Numerator:
Net loss	$(28,720)	$(56,566)	$(51,334)
Dividends accumulated for the period	(2,964)	-	-

Net loss available to shareholders of ordinary shares	$(31,684)	$(56,566)	$(51,334)

Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	11,597,826	37,847,093	39,408,928